CUSTOMER ADVANCES (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of customer advances
	2026-06-30	2025-12-31
	$	$
Customer advances	1,215,262	1,154,191
Customer advances	1,215,262	1,154,191